NON-INTEREST COST AND EXPENSES BY NATURE	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
NON-INTEREST COST AND EXPENSES BY NATURE
NON-INTEREST COST AND EXPENSES BY NATURE

22.    NON-INTEREST COST AND EXPENSES BY NATURE

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Marketing and branding	570,377	321,632
Employee compensation and benefits	447,394	962,144
Brokerage commission and handling charge expenses (Note 19)	359,002	183,221
Processing and servicing costs (Note 21)	116,024	186,799
Rental and other related expenses	47,543	57,682
Professional services	22,786	45,897
Depreciation and amortization	15,368	27,537
Listing expenses	—	2,135
Others	33,720	52,914
Total	1,612,214	1,839,961

22.    NON-INTEREST COST AND EXPENSES BY NATURE

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Employee compensation and benefits	785,177	1,497,752
Marketing and branding	908,983	459,784
Processing and servicing costs (Note 21)	183,463	277,642
Brokerage commission and handling charge expenses (Note 19)	484,462	265,795
Rental and other related expenses	77,400	87,503
Professional services	38,420	57,743
Depreciation and amortization	24,730	41,046
Listing expenses	—	2,135
Others	66,230	85,144
Total	2,568,865	2,774,544